Average Annual Total Returns{- Fidelity® Global ex U.S. Index Fund} - 10.31 Fidelity International Index Funds Combo PRO-15 - Fidelity® Global ex U.S. Index Fund	Fidelity Global ex U.S. Index Fund Return Before Taxes Past 1 year	Fidelity Global ex U.S. Index Fund Return Before Taxes Past 5 years	Fidelity Global ex U.S. Index Fund Return Before Taxes Since Inception		Fidelity Global ex U.S. Index Fund After Taxes on Distributions Past 1 year	Fidelity Global ex U.S. Index Fund After Taxes on Distributions Past 5 years	Fidelity Global ex U.S. Index Fund After Taxes on Distributions Since Inception		Fidelity Global ex U.S. Index Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Global ex U.S. Index Fund After Taxes on Distributions and Sales Past 5 years	Fidelity Global ex U.S. Index Fund After Taxes on Distributions and Sales Since Inception		MS112 Past 1 year	MS112 Past 5 years	MS112 Since Inception
Total	21.34%	5.61%	5.95%	[1]	20.75%	5.15%	5.52%	[1]	13.42%	4.46%	4.79%	[1]	21.74%	5.68%	6.12%	[1]

[1]	(a)From September 8, 2011